Deposits (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Time Deposits $100,000 and Over [Member]
Maturities of fixed-rate time deposits
2013	$ 29,200
2014	5,914
2015	4,714
2016	10,396
2017	3,056
Thereafter	169
Total	53,449
Other Time Deposits [Member]
Maturities of fixed-rate time deposits
2013	47,234
2014	11,917
2015	7,471
2016	10,198
2017	2,594
Total	$ 79,414